Equity (Stock Repurchase Program) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended		0 Months Ended
	Dec. 31, 2012	Jan. 31, 2013	Mar. 30, 2012 Warrants Issued to Allianz [Member]
Class of Stock [Line Items]
Authorization of stock repurchase program	$ 500	$ 500
Treasury stock acquired	8,000,000
Common stock repurchased, value	149
Repurchase of warrants			$ 300
Warrants to purchase shares			69,351,806
Exercise price of warrant			$ 25.23